Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	$ (220)
At the end of the year	(368)	$ (220)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(17)
Remeasurement of defined benefit obligation	(4,842)	2,657
Past service cost related to plan amendments	(151)	0
Return on plan assets excluding interest income	4,673	(1,623)
Asset ceiling effect excluding interest expense and foreign currency translation	107	(955)
At the end of the year	(21)	(17)
Swiss defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	29,977	15,748
Current service cost	464	411
Interest expense	316	296
Plan participant contributions	(293)	(244)
Remeasurement of defined benefit obligation	(4,842)	2,657
of which: actuarial (gains) / losses due to changes in demographic assumptions	(21)	(18)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,025	(2,011)
of which: experience (gains) / losses	3,838	(628)
Past service cost related to plan amendments	151	0
Curtailments	(51)	(71)
Benefit payments	(1,694)	(1,420)
Foreign currency translation	4,049	(1,257)
At the end of the year	28,665	29,977
Swiss defined benefit plans | Defined benefit obligation | Merger with Credit Suisse AG
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	13,367
At the end of the year		13,367
Swiss defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(35,135)	(19,333)
Plan participant contributions	293	244
Benefit payments	1,694	1,420
Other movements	4,877	0
Return on plan assets excluding interest income	(208)	(1,623)
Interest income	(388)	(369)
Employer contributions	516	431
Administration expenses, taxes and premiums paid	21	15
Foreign currency translation	(4,878)	1,527
At the end of the year	(34,826)	(35,135)
Swiss defined benefit plans | Fair value of plan assets | Merger with Credit Suisse AG
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(16,097)
At the end of the year		(16,097)
Swiss defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	5,141	3,585
Interest expense on asset ceiling effect	67	68
Asset ceiling effect excluding interest expense and foreign currency translation	107	(955)
Foreign currency translation	826	(270)
At the end of the year	6,140	5,141
Swiss defined benefit plans | Asset ceiling effect | Merger with Credit Suisse AG
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	2,713
At the end of the year		2,713
Other plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(203)
At the end of the year	$ (347)	$ (203)